Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax benefit		$ (570,311)
State income taxes, net of federal		(189,659)
Valuation allowance on start-up costs		773,056
Provision for income taxes	$ 707	$ 13,086